Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis
	As at December 31, 2022		As at December 31, 2021		Fair value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Nonrecurring fair value measurements
Accounts receivable, net of allowance for doubtful accounts	2,573	2,573	2,979	2,979	3	9
Notes receivable from employees and related parties	67	67	68	68	3	10
Notes receivable, noncurrent	64	64	190	190	3	13
Equity securities, at cost	472	472	501	501	3	20
Accounts payable	13,401	13,401	14,786	14,786	3	23
Notes payable	4,196	4,196	4,206	4,206	3	24
Bonds, mortgages and other long-term debt	1,850	1,850	458	458	3	26
Convertible note payable, noncurrent	1,267	1,267	9,049	9,049	3	26
Recurring fair value measurements
Equity securities, at fair value	1	1	1	1	1	21